Income taxes (Schedule of Income before Income Tax, Domestic and Foreign) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
U.S.									$ 108,680	$ 140,179	$ 88,968
Non-U.S.									77,402	82,616	51,735
Income before income taxes	$ 48,652	$ 47,105	$ 43,008	$ 47,317	$ 33,971	$ 58,548	$ 65,880	$ 64,396	$ 186,082	$ 222,795	$ 140,703